Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-38211
Entity Registrant Name	Roku, Inc.
Entity Central Index Key	0001428439
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	1173 Coleman Ave
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	556-9040
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ROKU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false